Concentration of Major Customers and Suppliers	12 Months Ended
Jun. 30, 2025
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 14 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major Customers

For the fiscal year ended June 30, 2025, no customer contributed over 10% of the revenue of the Company. As of June 30, 2025, Customers C, and B accounted for approximately 66% and 14% of the Company’s total accounts receivable.

For the fiscal year ended June 30, 2024, no customer contributed over 10% of the revenue of the Company. As of June 30, 2024, Customers A and I accounted for approximately 54% and 17% of the Company’s total trade accounts receivable.

Major Suppliers

For fiscal 2025, Supplier L accounted for approximately 97.48% of our total purchases. As of June 30, 2025, Supplier P accounted for approximately 98.17% of the Company’s accounts payable.

For fiscal 2024, Supplier L accounted for approximately 100% of our total purchases. As of June 30, 2024, Supplier P accounted for approximately 100% of the Company’s accounts payable.